UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

April 30, 2005

1.800343.101

MFS-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.1%
	Principal Amount	Value
Massachusetts - 93.2%
Acushnet Gen. Oblig. BAN 3% 8/12/05	$ 22,193,000	$ 22,284,247
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 3.05%, LOC Fleet Bank NA, VRDN (b)(d)	3,615,000	3,615,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	4,830,000	4,830,000
Series SG 75, 3.01% (Liquidity Facility Societe Generale) (b)(e)	13,480,000	13,480,000
Clipper Tax-Exempt Trust Participating VRDN Series 2003 8, 2.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	16,070,000	16,070,000
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,675,000	5,675,000
Franklin Gen. Oblig. BAN 3.75% 3/28/06	14,200,000	14,333,194
Haverhill Gen. Oblig. BAN 3.75% 3/30/06	8,430,000	8,512,592
Hull Gen. Oblig. BAN 3% 7/14/05	18,200,000	18,232,122
Lincoln-Sudbury Reg'l. School District BAN 3% 10/7/05	43,900,000	44,146,221
Lynnfield Gen. Oblig. BAN 3.5% 3/1/06	11,662,138	11,762,572
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 04 24, Class A, 3.02% (Liquidity Facility Citibank NA) (b)(e)	10,070,000	10,070,000
Series EGL 99 2101, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	12,600,000	12,600,000
Series Merlots 00 H, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	24,930,000	24,930,000
Series MS 00 431, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	1,895,000	1,895,000
Series MS 98 107, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	5,565,000	5,565,000
Series PA 675, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,670,000	4,670,000
Series TOC 04 D, 3.02% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	7,800,000	7,800,000
Series 1999, 3.04%, VRDN (b)	23,900,000	23,900,000
3% (Liquidity Facility WestLB AG), VRDN (b)	38,000,000	38,000,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 04 4, 3.02% (Liquidity Facility Citibank NA) (b)(e)	9,000,000	9,000,000
Series EGL 720050007, 3.02% (Liquidity Facility Citibank NA) (b)(e)	53,300,000	53,300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN: - continued
Series Merlots 04 B4, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 13,955,000	$ 13,955,000
Series MS 01 723, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	34,405,000	34,405,000
Series PT 1580, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,000,000	10,000,000
Series PT 2459, 3.01% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	33,060,000	33,060,000
Series PT 2581, 3.01% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	57,500,000	57,500,000
Series Putters 733T, 3.02% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,190,000	10,190,000
Series ROC II R1034, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	8,045,000	8,045,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN:
Series Merlots 00 B11, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	8,170,000	8,170,000
Series PT 2077, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,250,000	5,250,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 3.04%, LOC Wachovia Bank NA, VRDN (b)(d)	2,750,000	2,750,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) 2.35% tender 5/17/05 (Massachusetts Elec. Co. Guaranteed), CP mode (d)	6,415,000	6,415,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 3.02%, LOC Fleet Bank NA, VRDN (b)(d)	3,700,000	3,700,000
(Monkiewicz Realty Trust Proj.) 3.03%, LOC Fleet Bank NA, VRDN (b)(d)	5,790,000	5,790,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apartments Proj.) Series A, 2.99%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(d)	8,000,000	8,000,000
(Casco Crossing Proj.) 3.07%, LOC Fannie Mae, VRDN (b)(d)	5,000,000	5,000,000
(Georgetown Village Apts. Proj.) 3.07%, LOC Fannie Mae, VRDN (b)(d)	7,850,000	7,850,000
(Salem Heights Apts. Proj.) Series A, 3%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(d)	15,900,000	15,900,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 3.05%, LOC Suntrust Bank, VRDN (b)(d)	$ 2,500,000	$ 2,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,125,000	7,125,000
(Boston Renaissance Charter School Proj.) 3.05%, LOC Fleet Nat'l. Bank, VRDN (b)	13,960,000	13,960,000
(Boston Univ. Proj.) Series R1, 3.04% (XL Cap. Assurance, Inc. Insured), VRDN (b)	59,295,000	59,295,000
(Brooks School Issue Proj.) Series 1999 A, 3.02% (MBIA Insured), VRDN (b)	3,700,000	3,700,000
(Neighborhood House Charter Proj.) Series A, 3%, LOC Fleet Nat'l. Bank, VRDN (b)	7,100,000	7,100,000
(Newton Country Day School Proj.) 2.99%, LOC Fleet Nat'l. Bank, VRDN (b)	8,000,000	8,000,000
(Thayer Academy Proj.) 3%, LOC Allied Irish Banks PLC, VRDN (b)	10,000,000	10,000,000
(Third Sector New England, Inc. Proj.) Series A, 3%, LOC Fleet Nat'l. Bank, VRDN (b)	12,200,000	12,200,000
(WGBH Edl. Foundation Proj.) Series B, 3% (AMBAC Insured), VRDN (b)	28,300,000	28,300,000
(YMCA of Greater Boston Proj.):
Series A, 3.02%, LOC Citizens Bank of Massachusetts, VRDN (b)	19,900,000	19,900,000
Series B, 3.02%, LOC Citizens Bank of Massachusetts, VRDN (b)	5,000,000	5,000,000
Series 2003 C, 2.45% 7/15/05, LOC Allied Irish Banks PLC, CP	15,000,000	15,000,000
Series A:
2.99%, LOC Fleet Nat'l. Bank, VRDN (b)	13,000,000	13,000,000
3%, LOC Comerica Bank, Detroit, VRDN (b)	6,625,000	6,625,000
3.02%, LOC Key Bank NA, VRDN (b)	6,000,000	6,000,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 3.08%, LOC JPMorgan Chase Bank, VRDN (b)(d)	5,000,000	5,000,000
Massachusetts Fed. Hwy. Participating VRDN Series PT 393, 3.01% (Liquidity Facility BNP Paribas SA) (b)(e)	18,565,000	18,565,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series AAB 00 18, 2.99% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	14,740,000	14,740,000
Series AAB 02 18, 3% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	14,375,000	14,375,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series BA 01 O, 3.02% (Liquidity Facility Bank of America NA) (b)(e)	$ 2,785,000	$ 2,785,000
Series BA 02 C, 3.02% (Liquidity Facility Bank of America NA) (b)(e)	3,490,000	3,490,000
Series CDC 04 2, 3.01% (Liquidity Facility CDC Fin.-CDC Ixis) (b)(e)	12,695,000	12,695,000
Series EGL 00 2102, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	7,400,000	7,400,000
Series EGL 01 2102, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	14,835,000	14,835,000
Series EGL 01 2103, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	38,500,000	38,500,000
Series EGL 01 2104, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	16,100,000	16,100,000
Series EGL 01 2105, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	35,585,000	35,585,000
Series EGL 02 6008, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	7,860,000	7,860,000
Series EGL 03 13, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	16,830,000	16,830,000
Series EGL 03 7777, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	26,565,000	26,565,000
Series EGL 04 0003, 3.02% (Liquidity Facility Citibank NA) (b)(e)	23,635,000	23,635,000
Series EGL 04 0005, 3.02% (Liquidity Facility Citibank NA) (b)(e)	1,650,000	1,650,000
Series EGL 04 0006, 3.02% (Liquidity Facility Citibank NA) (b)(e)	12,750,000	12,750,000
Series EGL 04 0008, 3.02% (Liquidity Facility Citibank NA) (b)(e)	14,850,000	14,850,000
Series IXIS 04 9, 3.02% (Liquidity Facility CDC Fin.-CDC Ixis) (b)(e)	34,285,000	34,285,000
Series MACN 05C, 3.02% (Liquidity Facility Bank of America NA) (b)(e)	3,950,000	3,950,000
Series Merlots 04 B12, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	7,705,000	7,705,000
Series Merlots 04 B3, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	23,440,000	23,440,000
Series Merlots 04 C42, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,400,000	5,400,000
Series Merlots 04 C44, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	7,525,000	7,525,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Merlots A51, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 7,375,000	$ 7,375,000
Series MS 01 535, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	20,091,500	20,091,500
Series MS 01 574, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	6,395,000	6,395,000
Series MS 01 785 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	8,575,000	8,575,000
Series MS 1015, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	7,230,000	7,230,000
Series MS 1047, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	12,430,000	12,430,000
Series MS 872, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	7,495,000	7,495,000
Series MS 902, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	9,995,000	9,995,000
Series MS 903, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	1,495,000	1,495,000
Series PA 1059, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,900,000	4,900,000
Series PT 1390, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,165,000	10,165,000
Series PT 1609, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,075,000	10,075,000
Series PT 1611, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	15,800,000	15,800,000
Series PT 1618, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,075,000	8,075,000
Series PT 1726, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,085,000	12,085,000
Series PT 1802, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,945,000	4,945,000
Series PT 1811, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,060,000	6,060,000
Series PT 1945, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,290,000	12,290,000
Series PT 2008, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,905,000	6,905,000
Series PT 2015, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	11,190,000	11,190,000
Series PT 2073, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,635,000	2,635,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 2079, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 25,625,000	$ 25,625,000
Series PT 2118, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,510,000	10,510,000
Series PT 2146, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,400,000	5,400,000
Series PT 2226, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	16,715,000	16,715,000
Series PT 2252, 3.01% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,350,000	11,350,000
Series PT 2289, 3.01% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,495,000	11,495,000
Series PT 2389, 3.01% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,895,000	11,895,000
Series PT 2421, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	15,280,000	15,280,000
Series PT 2425, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	28,600,000	28,600,000
Series PT 2426, 3.01% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	40,735,000	40,735,000
Series PT 2427, 3.01% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	6,835,000	6,835,000
Series PT 921, 3.01% (Liquidity Facility BNP Paribas SA) (b)(e)	18,700,000	18,700,000
Series PT 983, 3.01% (Liquidity Facility DEPFA BANK PLC) (b)(e)	25,800,000	25,800,000
Series Putters 300, 3.01% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	24,305,000	24,305,000
Series Putters 301, 3.01% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	19,540,000	19,540,000
Series Putters 317, 3.01% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	13,225,000	13,225,000
Series Putters 343, 3.01% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	7,900,000	7,900,000
Series Putters 402, 3.01% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	30,095,000	30,095,000
Series Putters 462, 3% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	8,915,000	8,915,000
Series Putters 571, 3.01% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	10,465,000	10,465,000
Series Putters 627, 3.01% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	5,100,000	5,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 794, 3.02% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	$ 5,445,000	$ 5,445,000
Series Putters 808, 3.02% (Liquidity Facility Dresdner Bank AG) (b)(e)	15,000,000	15,000,000
Series ROC II 4526, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,145,000	5,145,000
Series ROC II R1047, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	8,565,000	8,565,000
Series ROC II R191, 3.02% (Liquidity Facility Citibank NA) (b)(e)	5,995,000	5,995,000
Series ROC II R2042, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,145,000	5,145,000
Series Stars 04 94, 3.01% (Liquidity Facility BNP Paribas SA) (b)(e)	10,945,000	10,945,000
Series Stars 80, 3.01% (Liquidity Facility BNP Paribas SA) (b)(e)	19,700,000	19,700,000
Series TOC 05 B, 3.02% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	20,000,000	20,000,000
Series TOC 05 C, 3.03% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	9,900,000	9,900,000
(Central Artery Proj.):
Series 2000 A, 3.03% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (b)	18,500,000	18,500,000
Series B, 3.03%, VRDN (b)	1,900,000	1,900,000
Series 2001 B, 3.07% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	88,475,000	88,474,998
Series 2001 C, 3.07% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	29,390,000	29,390,000
Series 2005 A, 3.01% (Liquidity Facility Citibank NA), VRDN (b)	20,000,000	20,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	28,300,000	28,300,000
Series BA 02 D, 3.02% (Liquidity Facility Bank of America NA) (b)(e)	10,505,000	10,505,000
Series EGL 03 50, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	15,310,000	15,310,000
Series EGL 03 9, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	9,900,000	9,900,000
Series EGL 04 0013, 3.02% (Liquidity Facility Citibank NA) (b)(e)	9,100,000	9,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series EGL 04 39, 3.02% (Liquidity Facility Citibank NA) (b)(e)	$ 23,000,000	$ 23,000,000
Series EGL 04 44 Class A, 3.02% (Liquidity Facility Citibank NA) (b)(e)	26,975,000	26,975,000
Series EGL 96 2101, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	17,000,000	17,000,000
Series EGL 97 2104, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	17,500,000	17,500,000
Series Merlots 00 T, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,975,000	3,975,000
Series Merlots 00 WW, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	14,655,000	14,655,000
Series Merlots 04 A14, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,310,000	6,310,000
Series Merlots 97 Y, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,500,000	6,500,000
Series MS 01 587, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	11,670,000	11,670,000
Series PA 595R, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,155,000	4,155,000
Series PT 2256, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,345,000	9,345,000
Series PT 904, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	31,405,000	31,405,000
Series PT 911, 3.01% (Liquidity Facility Danske Bank AS) (b)(e)	10,410,000	10,410,000
Series ROC II R294, 3.02% (Liquidity Facility Citibank NA) (b)(e)	4,995,000	4,995,000
Series SG 27, 3.01% (Liquidity Facility Societe Generale) (b)(e)	11,435,000	11,435,000
Series SGA 65, 3.03% (Liquidity Facility Societe Generale) (b)(e)	9,660,000	9,660,000
Series SGB 42, 3.02% (Liquidity Facility Societe Generale) (b)(e)	27,080,000	27,080,000
(Bentley College Proj.) Series K, 3.04%, LOC Fleet Nat'l. Bank, VRDN (b)	31,800,000	31,800,000
(Home for Little Wanderers Proj.) Series B, 2.99%, LOC Fleet Bank NA, VRDN (b)	4,435,000	4,435,000
(Partners Health Care Sys., Inc. Proj.) Series D6, 3.03%, VRDN (b)	9,300,000	9,300,000
(Simmons College Proj.) Series E, 3.04% (AMBAC Insured), VRDN (b)	15,875,000	15,875,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Winchester Hosp. Proj.):
Series F, 3%, LOC Fleet Nat'l. Bank, VRDN (b)	$ 15,170,000	$ 15,170,000
Series G, 3%, LOC Fleet Nat'l. Bank, VRDN (b)	5,260,000	5,260,000
Massachusetts Hsg. Fin. Agcy. Participating VRDN Series PT 271, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,005,000	7,005,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series T, 2.7% 1/31/06 (d)	13,000,000	13,000,000
Participating VRDN:
Series FRRI A13, 3.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	3,040,000	3,040,000
Series LB 04 L78, 3.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	11,000,000	11,000,000
Series Merlots H, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	19,000,000	19,000,000
Series Putters 213, 3.04% (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,495,000	2,495,000
Series 2003 F, 3% (FSA Insured), VRDN (b)	27,250,000	27,250,000
Series 88, 3.03% (FSA Insured), VRDN (b)(d)	13,200,000	13,200,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 3.02%, LOC Fleet Bank NA, VRDN (b)(d)	2,200,000	2,200,000
(Abbott Box Co. Proj.) Series 1997, 3.03%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	3,205,000	3,205,000
(Barbour Corp. Proj.) Series 1998, 3.03%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	4,705,000	4,705,000
(BBB Esq. LLC Proj.) Series 1996, 3.02%, LOC Fleet Bank NA, VRDN (b)(d)	1,500,000	1,500,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 3.03%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	2,690,000	2,690,000
(Brady Enterprises Proj.) Series 1996, 3.03%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	2,450,000	2,450,000
(Decas Cranberry Proj.) Series 1997, 3.03%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	4,875,000	4,875,000
(Heat Fab, Inc. Proj.) Series 1996, 3.05%, LOC Fleet Bank NA, VRDN (b)(d)	3,175,000	3,175,000
(Interpolymer Corp. Proj.) Series 1992, 3.02%, LOC Fleet Bank NA, VRDN (b)(d)	1,800,000	1,800,000
(Riverdale Mills Corp. Proj.) Series 1995, 3.02%, LOC Fleet Bank NA, VRDN (b)(d)	3,400,000	3,400,000
(United Plastics Proj.) Series 1997, 3.03%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(d)	2,790,000	2,790,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
2.03% tender 5/9/05, CP mode	$ 15,400,000	$ 15,400,000
2.33% tender 5/17/05, CP mode	19,000,000	19,000,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/05	14,900,000	14,828,841
Participating VRDN Series SG 56, 3.01% (Liquidity Facility Societe Generale) (b)(e)	11,100,000	11,100,000
(Heritage at Darmouth Proj.) Series 1996, 3.03%, LOC Fleet Bank NA, VRDN (b)(d)	4,685,000	4,685,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 3%, LOC Suntrust Bank, VRDN (b)	3,375,000	3,375,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3%, LOC ABN-AMRO Bank NV, VRDN (b)	4,700,000	4,700,000
Series 1994 B, 3%, LOC ABN-AMRO Bank NV, VRDN (b)	5,800,000	5,800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 2.99%, LOC Fleet Nat'l. Bank, VRDN (b)	3,230,000	3,230,000
(Youville Place Proj.) Series 1996, 3.05% (AMBAC Insured), VRDN (b)	4,700,000	4,700,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	23,960,000	23,960,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 3.22% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	21,345,000	21,345,000
Series PA 592, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	4,850,000	4,850,000
Series PA 600R, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	4,850,000	4,850,000
Series PT 895, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	5,930,000	5,930,000
Series ROC II R2031, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	7,380,000	7,380,000
Series SGA 64, 3.06% (Liquidity Facility Societe Generale) (b)(d)(e)	8,705,000	8,705,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN:
Series Putters 501Z, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	5,580,000	5,580,000
Series ROC II R177, 3.04% (Liquidity Facility Citibank NA) (b)(d)(e)	7,495,000	7,495,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 3.09%, LOC Gen. Elec. Cap. Corp., VRDN (b)(d)	$ 37,100,000	$ 37,100,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series EGL 04 25 Class A, 3.02% (Liquidity Facility Citibank NA) (b)(e)	6,015,000	6,015,000
Series Merlots B19, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,970,000	4,970,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 3.02% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	4,995,000	4,995,000
Series PT 1427, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,075,000	10,075,000
Series PT 2484, 3.01% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	17,995,000	17,995,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	10,360,000	10,360,000
Series PA 672, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,840,000	6,840,000
Series PT 135, 3.01% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	26,260,000	26,260,000
Series SG 124, 3.01% (Liquidity Facility Societe Generale) (b)(e)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 140, 3.01% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,405,000	9,405,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 3.02% (Liquidity Facility Bank of America NA) (b)(e)	18,670,000	18,670,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series CDC 04 3, 3.01% (Liquidity Facility CDC Fin.-CDC Ixis) (b)(e)	19,125,000	19,125,000
Series PT 1990, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,260,000	5,260,000
Series PT 2365, 3.01% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	21,565,000	21,565,000
Series PT 2368, 3.01% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,860,000	7,860,000
Series Putters 576, 3.01% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,565,000	5,565,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series Putters 577, 3.01% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	$ 10,455,000	$ 10,455,000
Series Putters 578, 3.01% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	18,000,000	18,000,000
Series ROC II R1027, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	7,945,000	7,945,000
Series ROC II R1036, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	10,140,000	10,140,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 3.07% (Liquidity Facility Wachovia Bank NA) (b)(e)	11,800,000	11,800,000
Series SGA 87, 3.03% (Liquidity Facility Societe Generale) (b)(e)	32,775,000	32,775,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series EGL 00 2103, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	5,600,000	5,600,000
Series EGL 02 2101, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	14,660,000	14,660,000
Series EGL 7050011, 3.02% (Liquidity Facility Citibank NA) (b)(e)	10,990,000	10,990,000
Series EGL 7050015, 3.02% (Liquidity Facility Citibank NA) (b)(e)	26,660,000	26,660,000
Series MS 04 1057, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	11,000,000	11,000,000
Series MS 1080, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	5,770,000	5,770,000
Series MS 1084, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	5,595,000	5,595,000
Series PA 637, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,625,000	4,625,000
Series PA 999R, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,210,000	5,210,000
Series PT 1382, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,575,000	6,575,000
Series PT 1774, 3.01% (Liquidity Facility WestLB AG) (b)(e)	10,315,000	10,315,000
Series Putters 799, 3.02% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,700,000	4,700,000
Series Putters 826, 3.02% (Liquidity Facility Dresdner Bank AG) (b)(e)	24,900,000	24,900,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth.: - continued
Series 1998 D, 2.99% (FGIC Insured), VRDN (b)	$ 30,000,000	$ 30,000,000
Series 1999, 2.43% 7/14/05, LOC State Street Bank & Trust Co., Boston, CP	2,000,000	2,000,000
Series 2000 B, 2.99% (FGIC Insured), VRDN (b)	28,880,000	28,880,000
Series 2002 D, 3.05%, LOC Landesbank Baden-Wuerttemberg, VRDN (b)	3,500,000	3,500,000
Medway Gen. Oblig. BAN 3% 10/7/05	16,299,646	16,384,017
Melrose Gen. Oblig. BAN 3% 8/11/05	11,015,000	11,059,849
Mendon Upton Reg'l. School District BAN 3.5% 2/28/06	16,735,000	16,836,083
Milford Gen. Oblig. BAN 3.5% 4/17/06	5,000,000	5,034,136
Milton Gen. Oblig. BAN 3% 8/5/05	5,000,000	5,008,012
North Andover Gen. Oblig. BAN 3% 10/7/05	32,722,000	32,891,340
North Middlesex Reg'l. School District BAN 3% 6/30/05	17,550,000	17,584,820
Pembroke Gen. Oblig. BAN 3% 8/4/05	15,000,000	15,054,181
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 2.99% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	19,900,000	19,900,000
Series EGL 01 2101, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	7,600,000	7,600,000
Series ROC II R26, 3.02% (Liquidity Facility Citibank NA) (b)(e)	11,285,000	11,285,000
Scituate Gen. Oblig. BAN 3% 9/21/05	16,656,000	16,705,287
Shrewsbury Gen. Oblig. BAN 3.25% 8/12/05	12,200,000	12,243,187
Springfield Gen. Oblig. BAN 3% 7/8/05	7,332,000	7,348,501
Tyngsborough Gen. Oblig. BAN 3% 8/17/05	17,750,000	17,808,649
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating VRDN:
Series ROC II 4044, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	9,530,000	9,530,000
Series ROC II R4555, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,985,000	5,985,000
Worcester Gen. Oblig. BAN 3.25% 9/16/05	13,050,000	13,104,297
		3,441,408,646
Puerto Rico - 2.4%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series EGL 04 1017 Class A, 3% (Liquidity Facility Citibank NA) (b)(e)	7,250,000	7,250,000
Series Merlots 01 A107, 3.05% (Liquidity Facility Wachovia Bank NA) (b)(e)	19,010,000	19,010,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN: - continued
Series MS 934, 2.99% (Liquidity Facility Morgan Stanley) (b)(e)	$ 16,610,000	$ 16,610,000
Series PA 774R, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,770,000	1,770,000
Series ROC II R185, 3% (Liquidity Facility Citibank NA) (b)(e)	2,000,000	2,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Grant Anticipation Rev. Participating VRDN Series ROC II R5034, 3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	13,570,000	13,570,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series PA 114, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,935,000	7,935,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series PA 1044, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,745,000	8,745,000
Series PA 561, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,750,000	3,750,000
Series PA 778R, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,025,000	3,025,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA 645, 2.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,400,000	4,400,000
		88,065,000
Other - 1.5%
Fidelity Municipal Cash Central Fund, 3.01% (a)(c)	57,365,713	57,365,713
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $3,586,839,359)		3,586,839,359
NET OTHER ASSETS - 2.9%		105,732,284
NET ASSETS - 100%		$ 3,692,571,643
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $3,586,839,359.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Massachusetts
Municipal Income Fund

April 30, 2005

1.800349.101

MFL-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Massachusetts - 94.4%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	$ 1,300,000	$ 1,450,241
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,435,826
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,096,586
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15% 7/1/08 (MBIA Insured)	185,000	185,931
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,466,551
5% 8/1/17 (MBIA Insured)	7,990,000	8,556,731
5% 8/1/18 (MBIA Insured)	6,200,000	6,621,290
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,647,529
5.75% 11/1/13	1,975,000	2,216,701
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,186,187
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,596,098
5% 6/15/19 (FSA Insured)	1,535,000	1,657,892
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,647,929
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,171,027
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,533,028
5% 5/15/19 (AMBAC Insured)	1,000,000	1,084,150
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	11,695,000	12,931,863
6% 6/1/15	2,545,000	2,899,239
6% 6/1/16	3,015,000	3,431,613
6% 6/1/17	3,195,000	3,633,258
6% 6/1/18	3,390,000	3,851,616
6% 6/1/19	3,590,000	4,077,055
6% 6/1/20	3,785,000	4,296,581
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,444,184
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,090,900
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	2,460,000	2,710,477
5.75% 11/15/14 (FGIC Insured)	1,100,000	1,233,870
Lawrence Gen. Oblig. 5.5% 2/1/15 (AMBAC Insured)	1,000,000	1,104,250
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,494,016
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,552,720
5% 12/15/19 (MBIA Insured)	1,310,000	1,429,446
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A, 7.875% 11/1/24	$ 4,830,000	$ 4,855,792
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,369,482
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,491,310
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,608,297
Lynn Wtr. & Swr. Commission Gen. Rev. Series 1997 A:
5% 12/1/14 (FSA Insured)	1,375,000	1,452,206
5.125% 12/1/17 (FSA Insured)	1,290,000	1,364,743
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,645,462
5% 8/15/20	1,465,000	1,591,766
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,000,000	3,820,080
Series 2000 A:
5.25% 7/1/30	17,665,000	18,640,991
5.25% 7/1/30 (Pre-Refunded to 7/1/10 @ 100) (c)	7,070,000	7,789,160
Series A:
5% 3/1/23 (Pre-Refunded to 3/1/07 @ 101) (c)	650,000	682,136
5.5% 3/1/12	4,350,000	4,796,136
5.75% 7/1/15	85,000	95,141
5.75% 7/1/18	330,000	368,376
5.75% 3/1/26	5,500,000	6,026,680
7% 3/1/21	1,500,000	1,902,210
Series B, 6.2% 3/1/16	27,525,000	32,613,547
Series C, 5% 3/1/24	17,950,000	18,496,219
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2002 A, 5% 7/1/32	3,340,000	3,465,885
Series 2005 A, 5% 7/1/22	10,500,000	11,683,140
Series C, 5.25% 7/1/19	4,430,000	5,065,306
Sr. Series C:
5.25% 7/1/21	4,000,000	4,585,480
5.25% 7/1/23	3,950,000	4,522,000
Massachusetts College Bldg. Auth. Proj. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (c)	2,250,000	1,061,595
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	1,979,830
5% 5/1/18 (MBIA Insured)	2,270,000	2,466,809
5% 5/1/43 (MBIA Insured)	11,410,000	11,853,735
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,312,463
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,243,008
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts College Bldg. Auth. Proj. Rev.: - continued
Series A:
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	$ 1,295,000	$ 1,432,775
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,935,994
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,159,790
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,875,802
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,250,887
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,108,112
Massachusetts Dev. Fin. Agcy. Rev.:
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	6,126,994
5.25% 7/1/31	11,785,000	12,535,115
5.5% 7/1/14	750,000	830,228
5.5% 7/1/15	910,000	1,005,222
5.5% 7/1/16	590,000	650,369
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,034,794
5.5% 10/1/28	5,660,000	4,938,859
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (a)(b)	10,250,000	10,874,123
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (b)	2,120,000	2,133,971
4.4% 7/1/07 (AMBAC Insured) (b)	3,320,000	3,371,095
4.55% 7/1/09 (AMBAC Insured) (b)	1,055,000	1,079,001
4.65% 7/1/10 (AMBAC Insured) (b)	2,515,000	2,582,125
4.75% 7/1/11 (AMBAC Insured) (b)	4,335,000	4,455,947
4.8% 7/1/12 (AMBAC Insured) (b)	1,120,000	1,154,037
4.95% 7/1/14 (AMBAC Insured) (b)	2,120,000	2,191,677
5% 7/1/15 (AMBAC Insured) (b)	1,000,000	1,034,770
Issue G:
5% 12/1/11 (MBIA Insured) (b)	2,090,000	2,155,124
5.45% 12/1/06 (MBIA Insured) (b)	4,650,000	4,709,892
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (b)	1,740,000	1,775,165
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (b)	1,825,000	1,872,505
4.9% 12/1/11 (AMBAC Insured) (b)	2,630,000	2,715,764
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	954,684
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Fed. Hwy.: - continued
Series 1998 A:
5.25% 12/15/11 (Pre-Refunded to 12/15/08 @ 101) (c)	$ 3,025,000	$ 3,262,977
5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (c)	7,020,000	7,572,263
5.5% 6/15/14 (Pre-Refunded to 12/15/08 @ 101)(c)	8,290,000	9,012,391
Series 1998 B, 5.125% 6/15/15 (Pre-Refunded to 12/15/08 @ 101) (c)	5,820,000	6,253,241
Series 2000 A:
5.75% 6/15/11	13,660,000	15,265,323
5.75% 12/15/11	9,510,000	10,601,843
5.75% 6/15/12	5,000,000	5,566,000
5.75% 6/15/13	8,000,000	8,935,760
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (c)	5,000,000	5,592,150
Massachusetts Gen. Oblig.:
Series 1992 D:
6% 5/1/08	1,835,000	1,942,109
6% 5/1/08 (Escrowed to Maturity) (c)	685,000	732,361
Series 2000 C, 5.5% 10/1/22 (Pre-Refunded to 10/1/10 @ 100) (c)	1,720,000	1,910,473
Series 2001 A, 5% 1/1/21 (Pre-Refunded to 1/1/11 @ 100) (c)	21,955,000	23,854,327
Series 2001 D:
5.5% 11/1/18	2,000,000	2,305,920
5.5% 11/1/20	1,000,000	1,155,620
Series 2002 B, 5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (c)	2,650,000	2,979,422
Series 2002 D, 5.375% 8/1/21 (Pre-Refunded to 8/1/12 @ 100) (c)	10,000,000	11,203,300
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	8,141,140
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,689,350
Series 2004 D, 6% 5/1/08 (Pre-Refunded to 5/1/07 @ 100) (c)	250,000	265,043
Series 2005 A:
5% 3/1/21 (FSA Insured)	7,500,000	8,066,100
5% 3/1/23 (FSA Insured)	20,420,000	21,824,692
5% 3/1/24 (FSA Insured)	9,000,000	9,596,610
5% 3/1/25	22,395,000	23,823,801
Series A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (c)	5,000,000	5,479,950
5% 3/1/18 (FSA Insured)	15,000,000	16,296,900
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (c)	$ 1,795,000	$ 1,996,686
Series D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (c)	3,800,000	4,251,288
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	4,800,000	5,377,584
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	210,000	235,269
5.5% 10/1/18	6,000,000	6,913,260
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	4,305,000	4,791,766
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	695,000	773,584
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.):
Series E, 6% 7/1/06 (FSA Insured)	1,425,000	1,475,060
Series F:
5.75% 7/1/17	1,305,000	1,422,124
5.75% 7/1/18	1,300,000	1,402,544
5.75% 7/1/19	1,455,000	1,561,477
5.75% 7/1/20	500,000	534,385
5.75% 7/1/33	3,000,000	3,187,530
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	12,725,000	12,781,245
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,986,582
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,504,034
(Emerson Hosp. Proj.) Series D, 5.7% 8/15/12 (FSA Insured)	9,475,000	9,610,114
(Harvard Univ. Proj.):
Series FF, 5.125% 7/15/37	34,135,000	35,925,039
Series P, 5.625% 11/1/28	1,500,000	1,549,020
(Lahey Clinic Med. Ctr. Proj.) Series B, 5.25% 7/1/10 (MBIA Insured)	14,120,000	14,285,769
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08 (American Cap. Access Corp. Insured)	2,000,000	2,100,640
5.25% 7/1/09 (American Cap. Access Corp. Insured)	2,540,000	2,654,833
5.25% 7/1/10 (American Cap. Access Corp. Insured)	2,000,000	2,098,920
5.25% 7/1/11 (American Cap. Access Corp. Insured)	3,025,000	3,160,853
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	$ 14,600,000	$ 16,239,288
(Massachusetts Institute of Technology Proj.):
Series K, 5.375% 7/1/17	6,805,000	7,847,662
Series L:
5% 7/1/18	4,300,000	4,792,393
5% 7/1/23	3,900,000	4,340,856
5.25% 7/1/33	14,000,000	16,033,500
(Med. Academic & Scientific Proj.) Series A, 6.625% 1/1/15	5,650,000	5,785,657
(MIT Proj.) Series I1, 5.2% 1/1/28	6,500,000	7,402,525
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,000,000	1,021,450
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,382,535
6.125% 7/1/15 (MBIA Insured)	4,500,000	4,857,210
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,774,755
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	2,510,000	2,642,252
5.125% 7/1/11 (MBIA Insured)	3,885,000	4,090,050
5.375% 7/1/24 (MBIA Insured)	7,600,000	7,998,012
Series 2001 C, 5.75% 7/1/32	5,000,000	5,466,500
Series E:
5% 7/1/17	1,255,000	1,356,078
5% 7/1/19	1,390,000	1,486,869
(South Shore Hosp. Proj.) Series F:
5% 7/1/07	1,915,000	1,968,907
5.125% 7/1/08	2,000,000	2,081,100
5.25% 7/1/09	2,120,000	2,235,434
5.5% 7/1/12	2,165,000	2,319,408
5.625% 7/1/19	1,000,000	1,046,990
5.75% 7/1/29	4,350,000	4,532,831
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	5,000,000	5,423,600
(Univ. of Massachusetts Proj.) Series A:
5.875% 10/1/29 (Pre-Refunded to 10/1/10 @ 101) (c)	10,015,000	11,473,484
6% 10/1/15 (Pre-Refunded to 10/1/10 @ 101) (c)	1,000,000	1,151,810
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Univ. of Massachusetts-Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	$ 1,000,000	$ 1,099,050
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,125,456
5% 7/1/20	2,075,000	2,224,089
(Williams College Issue Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,077,209
Series F, 5.75% 7/1/19	3,000,000	3,125,580
Series G, 5.5% 7/1/14	3,665,000	4,031,757
6.55% 6/23/22 (AMBAC Insured)	18,400,000	20,089,856
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series A, 6% 12/1/13 (MBIA Insured)	4,535,000	4,632,094
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	10,038,105
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A, 4.95% 12/1/06	1,950,000	1,989,663
Series 1998 A, 5.2% 12/1/08 (b)	1,300,000	1,334,450
Massachusetts Indl. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5.6% 10/1/06 (MBIA Insured)	265,000	273,265
(Lesley College Proj.) Series A, 6.3% 7/1/15 (AMBAC Insured)	2,525,000	2,590,095
(Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/07	25,000,000	23,190,500
0% 8/1/08	15,000,000	13,434,150
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,649,786
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,330,000	8,825,552
5.25% 7/1/12 (MBIA Insured)	8,000,000	8,874,000
(Nuclear Mix #4 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,415,000	8,915,608
5.25% 7/1/12 (MBIA Insured)	8,510,000	9,439,718
(Nuclear Mix #5 Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,175,000	4,423,371
(Stony Brook Intermediate Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,225,000	4,469,797
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (b)	$ 2,030,000	$ 2,126,750
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	9,068,150
5.5% 7/1/17 (FSA Insured)	2,105,000	2,283,504
Series 1998 B:
5% 7/1/10 (FSA Insured) (b)	2,275,000	2,394,392
5% 7/1/15 (FSA Insured) (b)	3,310,000	3,441,341
Series 1999 C, 5.75% 7/1/29 (FSA Insured)	5,000,000	5,524,250
Series A:
5% 7/1/18 (MBIA Insured)	2,000,000	2,152,360
5% 7/1/19 (MBIA Insured)	6,915,000	7,401,885
5% 7/1/20 (MBIA Insured)	2,505,000	2,668,802
5% 7/1/21 (MBIA Insured)	3,000,000	3,187,590
5% 7/1/22 (MBIA Insured)	2,000,000	2,115,100
5.125% 7/1/16 (FSA Insured)	3,000,000	3,229,890
5.125% 7/1/17 (FSA Insured)	3,000,000	3,222,630
Series B:
5.5% 7/1/10 (FSA Insured) (b)	11,470,000	12,481,883
5.5% 7/1/11 (FSA Insured) (b)	5,500,000	5,987,410
5.5% 7/1/12 (FSA Insured) (b)	4,000,000	4,354,480
5.625% 7/1/12 (Escrowed to Maturity) (c)	1,425,000	1,559,805
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (b)	7,395,000	7,963,676
5.5% 1/1/13 (AMBAC Insured) (b)	7,000,000	7,512,610
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	6,479,168
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	5,350,500
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	5,334,900
5.5% 1/1/17 (AMBAC Insured) (b)	6,470,000	6,883,239
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	6,364,680
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	5,287,550
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	4,004,490
5.75% 1/1/32 (FGIC Insured)	21,500,000	24,414,540
Massachusetts Spl. Oblig. Rev.:
(Consolidated Ln. Prog.) Series A:
5% 6/1/23 (FSA Insured)	2,000,000	2,140,460
5.5% 6/1/16 (FSA Insured)	3,000,000	3,451,590
5.5% 6/1/18 (FSA Insured)	9,640,000	11,175,556
5.5% 6/1/19 (FSA Insured)	10,000,000	11,637,400
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Rev.: - continued
Series A:
5.5% 6/1/15 (FGIC Insured)	$ 11,070,000	$ 12,722,751
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,911,658
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,759,542
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	7,089,123
5.25% 1/1/29 (AMBAC Insured)	45,615,000	48,717,261
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	2,030,612
0% 1/1/28 (MBIA Insured)	5,130,000	1,697,876
0% 1/1/29 (MBIA Insured)	33,165,000	10,381,640
5% 1/1/37 (MBIA Insured)	34,480,000	35,252,007
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,585,321
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	1,924,290
0% 1/1/17 (MBIA Insured)	7,690,000	4,693,668
0% 1/1/18 (MBIA Insured)	2,025,000	1,170,126
0% 1/1/19 (MBIA Insured)	13,815,000	7,583,330
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	30,135,000	30,295,620
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	1,700,000	1,847,951
(Pool Prog.):
Series 10:
5% 8/1/22	6,000,000	6,425,880
5% 8/1/34	1,055,000	1,107,476
5.25% 8/1/15	2,435,000	2,740,179
Series 2004 A:
5.25% 2/1/16	6,110,000	6,890,797
5.25% 2/1/17	6,435,000	7,266,209
5.25% 2/1/18	6,210,000	7,025,125
5.25% 2/1/22	1,170,000	1,337,883
5.25% 8/1/22	6,525,000	7,445,678
5.25% 2/1/23	1,390,000	1,586,226
5.25% 2/1/24	1,170,000	1,333,133
5.25% 8/1/24	3,780,000	4,321,674
Series 3:
5.4% 2/1/10	300,000	314,910
5.5% 2/1/13	815,000	856,736
Series 4, 5.125% 8/1/14	70,000	75,510
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Series 5, 5.25% 8/1/15	$ 75,000	$ 81,830
Series 6:
5.25% 8/1/19	30,000	33,000
5.5% 8/1/30	17,580,000	19,192,789
5.625% 8/1/14	115,000	128,207
5.625% 8/1/15	25,000	27,909
5.625% 8/1/15 (Pre-Refunded to 8/1/10 @ 101) (c)	975,000	1,101,506
5.625% 8/1/16	485,000	539,461
Series 7:
5.25% 2/1/16	4,495,000	4,869,478
5.25% 2/1/17	2,795,000	3,014,939
5.25% 2/1/17 (Pre-Refunded to 8/1/11 @ 100) (c)	2,205,000	2,437,782
Series 8:
5% 8/1/17	110,000	118,571
5% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (c)	5,540,000	6,074,665
5% 8/1/20	105,000	111,947
5% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (c)	5,395,000	5,915,671
Series 9, 5.25% 8/1/33	3,075,000	3,304,426
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	50,291
5% 8/1/15 (Escrowed to Maturity) (c)	950,000	1,058,718
5.25% 8/1/12	565,000	608,002
5.25% 8/1/13	330,000	353,846
5.45% 2/1/13	140,000	140,546
5.45% 2/1/13 (Escrowed to Maturity) (c)	1,960,000	2,181,950
Massachusetts Wtr. Resources Auth.:
Series A:
5.25% 8/1/21 (MBIA Insured)	12,645,000	14,058,711
5.25% 8/1/24 (MBIA Insured)	9,000,000	9,914,850
5.25% 8/1/25 (MBIA Insured)	1,200,000	1,315,944
5.25% 8/1/26 (MBIA Insured)	1,000,000	1,094,610
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (c)	20,500,000	23,229,780
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (c)	20,750,000	23,513,070
6.5% 7/15/19	21,960,000	26,969,076
Series B:
5.125% 8/1/27 (MBIA Insured)	6,960,000	7,359,574
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth.: - continued
5.5% 8/1/15 (FSA Insured)	$ 1,500,000	$ 1,714,575
5.5% 8/1/16 (FSA Insured)	1,425,000	1,649,110
Series D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,581,348
Series J:
5% 8/1/42	8,160,000	8,419,406
5.5% 8/1/20 (FSA Insured)	1,000,000	1,174,900
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	1,030,000	1,167,464
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,155,872
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,124,800
Mendon Upton Reg'l. School District 5.25% 6/1/11 (FGIC Insured)	1,435,000	1,525,233
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	1,000,000	1,049,310
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,335,371
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,567,659
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,114,740
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,245,740
Nantucket Gen. Oblig. 5% 7/15/17 (MBIA Insured)	5,000,000	5,292,900
North Attleborough Gen. Oblig. 5% 7/15/16 (FGIC Insured)	1,615,000	1,782,201
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,372,814
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,114,910
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,234,495
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,172,447
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,292,405
5% 9/1/18 (AMBAC Insured)	1,090,000	1,194,106
5% 9/1/19 (AMBAC Insured)	1,085,000	1,184,180
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,252,082
5% 3/15/21 (MBIA Insured)	2,190,000	2,340,168
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.75% 6/15/11 (MBIA Insured)	4,365,000	4,879,546
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,111,400
5.75% 6/15/14 (MBIA Insured)	2,515,000	2,815,241
5.75% 6/15/15 (MBIA Insured)	4,105,000	4,590,950
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,651,087
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Salem Gen. Oblig.: - continued
5% 1/15/20 (FGIC Insured)	$ 1,350,000	$ 1,451,345
Sandwich Gen. Oblig.:
5.375% 8/15/18 (Pre-Refunded to 8/15/10 @ 101) (c)	1,050,000	1,174,404
5.375% 8/15/20 (Pre-Refunded to 8/15/10 @ 101) (c)	1,025,000	1,146,442
South Essex Swr. District Series A, 5.25% 6/15/24 (MBIA Insured)	2,810,000	2,934,624
Springfield Gen. Oblig.:
5.25% 1/15/16 (MBIA Insured)	2,195,000	2,428,702
5.25% 1/15/17 (MBIA Insured)	1,510,000	1,662,253
5.25% 1/15/18 (MBIA Insured)	1,000,000	1,100,130
5.25% 1/15/21 (MBIA Insured)	4,600,000	5,038,058
5.375% 8/1/17 (FGIC Insured)	1,875,000	2,074,463
5.5% 8/1/16 (FGIC Insured)	1,000,000	1,111,530
Tantasqua Reg'l. School District 5.75% 8/15/11 (FSA Insured)	2,530,000	2,862,417
Taunton Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Pepsi Cola Metropolitan Bottle Proj.) 5.65% 8/1/12	2,400,000	2,421,480
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2000 A:
5% 11/1/15	1,595,000	1,692,311
5.125% 11/1/16	2,025,000	2,183,902
Series 2004 A:
5.375% 11/1/16 (AMBAC Insured)	2,080,000	2,340,770
5.375% 11/1/17 (AMBAC Insured)	1,000,000	1,118,600
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	6,165,000	6,937,906
Series B:
5.5% 11/1/11 (AMBAC Insured)	1,175,000	1,305,120
5.5% 11/1/12 (AMBAC Insured)	2,465,000	2,722,321
5.5% 11/1/13 (AMBAC Insured)	1,615,000	1,792,973
5.5% 11/1/14 (AMBAC Insured)	1,500,000	1,662,930
5.5% 11/1/15 (AMBAC Insured)	1,200,000	1,328,436
5.5% 11/1/16 (AMBAC Insured)	1,250,000	1,381,800
5.5% 11/1/17 (AMBAC Insured)	1,250,000	1,379,825
5.5% 11/1/18 (AMBAC Insured)	1,400,000	1,543,192
Sr. Series 2, 5.125% 11/1/19 (AMBAC Insured)	3,830,000	4,112,769
Woods Hole, Martha's Vineyard & Nantucket Steamship Series 2004 B, 5% 3/1/17	3,300,000	3,602,181
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	$ 1,465,000	$ 1,587,723
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,435,615
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,105,890
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,193,810
Series A:
5.5% 4/1/19 (FSA Insured)	4,000,000	4,404,840
5.75% 4/1/12 (FSA Insured)	2,935,000	3,280,450
5.75% 4/1/13 (FSA Insured)	3,035,000	3,411,310
5.75% 4/1/14 (FSA Insured)	3,120,000	3,502,294
		1,687,972,768
Puerto Rico - 3.8%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	4,450,000	5,180,868
Series A, 5.25% 7/1/18	3,500,000	3,806,880
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,000,000	1,066,950
Series Y, 5.5% 7/1/36 (MBIA Insured)	1,000,000	1,139,700
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,418,200
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	2,021,436
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	13,750,000	15,033,975
5.5% 10/1/40 (Escrowed to Maturity) (c)	21,200,000	23,136,196
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	3,230,000	3,483,394
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	2,300,000	2,595,642
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	3,195,000	3,697,669
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	3,000,000	3,492,720
		68,073,630
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	805,000	864,667
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth. Rev. Series A: - continued
5% 10/1/13	$ 700,000	$ 756,287
5.25% 10/1/16	750,000	817,965
		2,438,919
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $1,672,202,374)		1,758,485,317
NET OTHER ASSETS - 1.7%		29,716,267
NET ASSETS - 100%		$ 1,788,201,584
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,671,440,551. Net unrealized appreciation aggregated $87,044,766, of which $88,528,164 related to appreciated investment securities and $1,483,398 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Massachusetts Municipal
Money Market Fund

April 30, 2005

1.800350.101

SMA-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.2%
	Principal Amount	Value
Massachusetts - 88.2%
Acushnet Gen. Oblig. BAN 3% 8/12/05	$ 6,000,000	$ 6,024,669
Clipper Tax-Exempt Trust Participating VRDN Series 2003 8, 2.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,900,000	4,900,000
Franklin Gen. Oblig. BAN 3.75% 3/28/06	3,800,000	3,835,643
Hull Gen. Oblig. BAN 3% 7/14/05	4,800,000	4,808,472
Lincoln-Sudbury Reg'l. School District BAN 3% 10/7/05	12,100,000	12,167,865
Lynnfield Gen. Oblig. BAN 3.35% 3/1/06	14,750,000	14,859,090
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series Eagle 04 24, Class A, 3.02% (Liquidity Facility Citibank NA) (a)(c)	2,800,000	2,800,000
Series EGL 04 31 Class A, 3.02% (Liquidity Facility Citibank NA) (a)(c)	5,000,000	5,000,000
Series EGL 99 2101, 3.02% (Liquidity Facility Citibank NA, New York) (a)(c)	4,645,000	4,645,000
Series Merlots 00 H, 3.07% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,400,000	8,400,000
Series PT 2250, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,325,000	6,325,000
Series TOC 04 D, 3.02% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,200,000	2,200,000
Series 1999, 3.04%, VRDN (a)	11,500,000	11,500,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 720050007, 3.02% (Liquidity Facility Citibank NA) (a)(c)	6,700,000	6,700,000
Series PT 1580, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,430,000	8,430,000
Series PT 2081, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,500,000	7,500,000
Series PT 2459, 3.01% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	8,800,000	8,800,000
Series PT 2581, 3.01% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	10,000,000	10,000,000
Series Putters 732, 3.02% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,730,000	7,730,000
Series ROC II R358, 3.02% (Liquidity Facility Citibank NA) (a)(c)	5,680,000	5,680,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN Series MS 974, 3.02% (Liquidity Facility Morgan Stanley) (a)(c)	2,781,500	2,781,500
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 3,900,000	$ 3,900,000
(Boston Renaissance Charter School Proj.) 3.05%, LOC Fleet Nat'l. Bank, VRDN (a)	9,200,000	9,200,000
(Boston Univ. Proj.) Series R1, 3.04% (XL Cap. Assurance, Inc. Insured), VRDN (a)	1,000,000	1,000,000
(Saint Mark's School Proj.) 3%, LOC Fleet Nat'l. Bank, VRDN (a)	8,000,000	8,000,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) 3%, LOC Lloyds TSB Bank PLC, VRDN (a)	13,805,000	13,805,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series AAB 00 18, 2.99% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	4,600,000	4,600,000
Series AAB 02 18, 3% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	4,500,000	4,500,000
Series EGL 00 2102, 3.02% (Liquidity Facility Citibank NA, New York) (a)(c)	2,500,000	2,500,000
Series EGL 01 2102, 3.02% (Liquidity Facility Citibank NA, New York) (a)(c)	4,300,000	4,300,000
Series EGL 01 2103, 3.02% (Liquidity Facility Citibank NA, New York) (a)(c)	11,685,000	11,685,000
Series EGL 01 2104, 3.02% (Liquidity Facility Citibank NA, New York) (a)(c)	4,690,000	4,690,000
Series EGL 01 2105, 3.02% (Liquidity Facility Citibank NA, New York) (a)(c)	11,700,000	11,700,000
Series EGL 03 7777, 3.02% (Liquidity Facility Citibank NA, New York) (a)(c)	8,100,000	8,100,000
Series EGL 04 0003, 3.02% (Liquidity Facility Citibank NA) (a)(c)	7,200,000	7,200,000
Series EGL 04 0007, 3.02% (Liquidity Facility Citibank NA) (a)(c)	9,900,000	9,900,000
Series Merlots 04 B12, 3.07% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,195,000	2,195,000
Series Merlots 04 B3, 3.07% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,485,000	6,485,000
Series Merlots 04 C42, 3.07% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,000,000	4,000,000
Series Merlots 04 C44, 3.07% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,890,000	1,890,000
Series Merlots A51, 3.07% (Liquidity Facility Wachovia Bank NA) (a)(c)	7,190,000	7,190,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series MS 1047, 3.02% (Liquidity Facility Morgan Stanley) (a)(c)	$ 3,400,000	$ 3,400,000
Series MS 903, 3.02% (Liquidity Facility Morgan Stanley) (a)(c)	6,500,000	6,500,000
Series PT 1945, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,180,000	4,180,000
Series PT 2008, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,200,000	4,200,000
Series PT 2079, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,880,000	7,880,000
Series PT 2265, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,990,000	9,990,000
Series PT 2279, 3.01% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,330,000	5,330,000
Series PT 2299, 3.01% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,175,000	5,175,000
Series PT 2332, 3.01% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,445,000	5,445,000
Series PT 2367, 3.01% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,540,000	5,540,000
Series PT 2426, 3.01% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	9,000,000	9,000,000
Series PT 391, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,130,000	7,130,000
Series PT 921, 3.01% (Liquidity Facility BNP Paribas SA) (a)(c)	5,430,000	5,430,000
Series PT 983, 3.01% (Liquidity Facility DEPFA BANK PLC) (a)(c)	7,395,000	7,395,000
Series PT 987, 3.01% (Liquidity Facility DEPFA BANK PLC) (a)(c)	8,140,000	8,140,000
Series Putters 301, 3.01% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	4,665,000	4,665,000
Series Putters 462, 3% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	2,575,000	2,575,000
Series ROC II R102, 3.02% (Liquidity Facility Citibank NA) (a)(c)	4,865,000	4,865,000
Series SG 126, 3.01% (Liquidity Facility Societe Generale) (a)(c)	3,255,000	3,255,000
Series Stars 100, 3.01% (Liquidity Facility BNP Paribas SA) (a)(c)	7,740,000	7,740,000
Series Stars 105, 3.01% (Liquidity Facility BNP Paribas SA) (a)(c)	5,450,000	5,450,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Stars 80, 3.01% (Liquidity Facility BNP Paribas SA) (a)(c)	$ 5,700,000	$ 5,700,000
(Central Artery Proj.):
Series 2000 A, 3.03% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (a)	22,100,000	22,100,000
Series B, 3.03%, VRDN (a)	10,500,000	10,500,000
Series 2001 B, 3.07% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	30,210,000	30,210,000
Series 2001 C, 3.07% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,200,000	2,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 3.02% (Liquidity Facility Morgan Stanley) (a)(c)	8,700,000	8,700,000
Series EGL 03 18, 3.02% (Liquidity Facility Citibank NA, New York) (a)(c)	9,995,000	9,995,000
Series EGL 03 50, 3.02% (Liquidity Facility Citibank NA, New York) (a)(c)	4,700,000	4,700,000
Series EGL 04 39, 3.02% (Liquidity Facility Citibank NA) (a)(c)	6,180,000	6,180,000
Series EGL 96 2101, 3.02% (Liquidity Facility Citibank NA, New York) (a)(c)	5,975,000	5,975,000
Series EGL 97 2104, 3.02% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Series Merlots 00 T, 3.07% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,575,000	1,575,000
Series Merlots 00 WW, 3.07% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,800,000	4,800,000
Series Merlots 97 Y, 3.07% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,435,000	4,435,000
Series PA 595R, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,000,000	4,000,000
Series PT 904, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,360,000	9,360,000
Series SGB 42, 3.02% (Liquidity Facility Societe Generale) (a)(c)	8,700,000	8,700,000
(Bentley College Proj.) Series K, 3.04%, LOC Fleet Nat'l. Bank, VRDN (a)	1,000,000	1,000,000
(Endicott College Proj.) Series B, 2.98%, LOC Fleet Nat'l. Bank, VRDN (a)	5,000,000	5,000,000
(Home for Little Wanderers Proj.) Series B, 2.99%, LOC Fleet Bank NA, VRDN (a)	2,400,000	2,400,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners Health Care Sys., Inc. Proj.) Series D6, 3.03%, VRDN (a)	$ 4,200,000	$ 4,200,000
(Partners HealthCare Sys., Inc. Proj.):
Series D5, 3.03%, VRDN (a)	5,700,000	5,700,000
Series P2, 2.98% (FSA Insured), VRDN (a)	17,050,000	17,050,000
(Williams College Proj.) Series E, 2.97%, VRDN (a)	3,400,000	3,400,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series Merlots H, 3.07% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,375,000	8,375,000
Series 2003 F, 3% (FSA Insured), VRDN (a)	36,435,000	36,435,001
Massachusetts Indl. Fin. Agcy. Health Care Facilities Auth. (Jewish Geriatric Svs. Proj.) 3%, LOC Lloyds TSB Bank PLC, VRDN (a)	5,215,000	5,215,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
2.03% tender 5/9/05, CP mode	4,700,000	4,700,000
2.33% tender 5/17/05, CP mode	5,100,000	5,100,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/05	9,300,000	9,255,330
Participating VRDN Series SG 56, 3.01% (Liquidity Facility Societe Generale) (a)(c)	7,025,000	7,025,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 3%, LOC Suntrust Bank, VRDN (a)	2,100,000	2,100,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3%, LOC ABN-AMRO Bank NV, VRDN (a)	2,800,000	2,800,000
Series 1994 B, 3%, LOC ABN-AMRO Bank NV, VRDN (a)	4,000,000	4,000,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 2.99%, LOC Fleet Nat'l. Bank, VRDN (a)	4,140,000	4,140,000
(Youville Place Proj.) Series 1996, 3.05% (AMBAC Insured), VRDN (a)	3,900,000	3,900,000
Massachusetts Port Auth. Rev. Participating VRDN Series PA 599R, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,850,000	4,850,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN Series SG 124, 3.01% (Liquidity Facility Societe Generale) (a)(c)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	19,885,000	19,885,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 3.02% (Liquidity Facility Bank of America NA) (a)(c)	$ 14,250,000	$ 14,250,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series CDC 04 3, 3.01% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(c)	5,310,000	5,310,000
Series PT 2365, 3.01% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,900,000	5,900,000
Series Putters 578, 3.01% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	4,995,000	4,995,000
Series Putters 867T, 3.02% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,835,000	3,835,000
Series ROC II R6512, 3.02% (Liquidity Facility Citibank NA) (a)(c)	2,655,000	2,655,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 3.07% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,070,000	5,070,000
Series SGA 87, 3.03% (Liquidity Facility Societe Generale) (a)(c)	5,000,000	5,000,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series EGL 02 2101, 3.02% (Liquidity Facility Citibank NA, New York) (a)(c)	4,600,000	4,600,000
Series EGL 7050015, 3.02% (Liquidity Facility Citibank NA) (a)(c)	7,000,000	7,000,000
Series MS 04 1038, 3.02% (Liquidity Facility Morgan Stanley) (a)(c)	8,870,000	8,870,000
Series Putters 826, 3.02% (Liquidity Facility Dresdner Bank AG) (a)(c)	6,595,000	6,595,000
Series ROC II R252, 3.02% (Liquidity Facility Citibank NA) (a)(c)	6,585,000	6,585,000
Series 1995, 2.5% 5/2/05, LOC Bayerische Landesbank Girozentrale, CP	6,200,000	6,200,000
Series 1997 B, 2.99% (AMBAC Insured), VRDN (a)	16,855,000	16,855,000
Series 1998 D, 2.99% (FGIC Insured), VRDN (a)	7,700,000	7,700,000
Series 2000 B, 2.99% (FGIC Insured), VRDN (a)	22,925,000	22,925,000
Series 2002 C, 3.1%, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,500,000	23,500,000
Melrose Gen. Oblig. BAN 3% 8/11/05	3,000,000	3,012,215
Mendon Upton Reg'l. School District BAN 3.5% 2/28/06	4,600,000	4,627,785
North Andover Gen. Oblig. BAN 3% 10/7/05	9,200,000	9,247,611
North Middlesex Reg'l. School District BAN 3% 6/30/05	4,900,000	4,909,722
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Northborough-Southboro Reg'l. School District BAN 3% 10/27/05	$ 14,201,000	$ 14,278,234
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 2.99% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	6,535,000	6,535,000
Series EGL 01 2101, 3.02% (Liquidity Facility Citibank NA, New York) (a)(c)	2,200,000	2,200,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating VRDN Series ROC II 2038, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,120,000	5,120,000
		920,633,137
Puerto Rico - 7.5%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 01 A107, 3.05% (Liquidity Facility Wachovia Bank NA) (a)(c)	24,640,000	24,640,000
Series MS 896, 3.01% (Liquidity Facility Morgan Stanley) (a)(c)	2,657,500	2,657,500
Series PA 1225, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,000,000	10,000,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Merlots 00 A15, 3.05% (Liquidity Facility Wachovia Bank NA) (a)(c)	14,415,000	14,415,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Merlots B03, 3.05% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,975,000	9,975,000
Series MS 897, 3.01% (Liquidity Facility Morgan Stanley) (a)(c)	2,495,000	2,495,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.39%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,200,000	1,200,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series Stars 97, 2.99% (Liquidity Facility BNP Paribas SA) (a)(c)	13,600,000	13,600,000
		78,982,500
Municipal Securities - continued
	Shares	Value
Other - 1.5%
Fidelity Tax-Free Cash Central Fund, 2.89% (b)(d)	15,601,000	$ 15,601,000
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $1,015,216,637)		1,015,216,637
NET OTHER ASSETS - 2.8%		28,953,082
NET ASSETS - 100%		$ 1,044,169,719
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
Income Tax Information
At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,015,216,637.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 24, 2005